UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:         |_| Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       X-10 Capital Partners (QP), LP

Address:    201 North Union Street, Suite 300
            Alexandria, Virginia 22314

13F File Number: 028-14092

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark J. Kington
Title:      Managing Member
Phone:      (703) 519-7991

Signature, Place and Date of Signing:


/s/ Mark J. Kington          Alexandria, Virginia           February 7, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total:  $51,088
                                         (thousands)

List of Other Included Managers:

Form 13F File Number    Name

028-14091               X-10 Capital Management, LLC

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2011
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ----   ----------  -----    ----      ------ ----
APPLE INC                          COM         037833100  3,362        8,300 SH           Defined                8,300
AMERICAN AXLE & MFG HLDGS IN       COM         024061103  1,404      142,000 SH           Defined              142,000
BANK OF AMERICA CORPORATION        COM         060505104    778      140,000 SH           Defined              140,000
BROADCOM CORP                     CL A         111320107  2,789       95,000 SH           Defined               95,000
CHESAPEAKE LODGING TR          SH BEN INT      165240102  2,496      161,471 SH           Defined              161,471
CITIGROUP INC                    COM NEW       172967424    737       28,000 SH           Defined               28,000
CITY TELECOM H K LTD          SPONSORED ADR    178677209    956       91,000 SH           Defined               91,000
COMCAST CORP NEW                  CL A         20030N101  2,869      121,000 SH           Defined              121,000
COOPER TIRE & RUBR CO              COM         216831107  1,429      102,000 SH           Defined              102,000
DANA HOLDING CORP                  COM         235825205    717       59,000 SH           Defined               59,000
DELTA AIR LINES INC DEL          COM NEW       247361702  1,294      160,000 SH           Defined              160,000
FEDEX CORP                         COM         31428X106  4,935       59,100 SH           Defined               59,100
FREEPORT-MCMORAN COPPER & GO       COM         35671D857  1,387       37,700 SH           Defined               37,700
GOODYEAR TIRE & RUBR CO            COM         382550101  2,579      182,000 SH           Defined              182,000
HOME DEPOT INC                     COM         437076102    925       22,000 SH           Defined               22,000
JOHNSON CTLS INC                   COM         478366107    156        5,000 SH           Defined                5,000
JPMORGAN CHASE & CO                COM         46625H100    798       24,000 SH           Defined               24,000
LEAP WIRELESS INTL INC           COM NEW       521863308    641       69,000 SH           Defined               69,000
LEAR CORP                        COM NEW       521865204    689       17,300 SH           Defined               17,300
LIHUA INTL INC                     COM         532352101  1,709      358,932 SH           Defined              358,932
LOWES COS INC                      COM         548661107  1,584       62,400 SH           Defined               62,400
MOBILE TELESYSTEMS OJSC       SPONSORED ADR    607409109  1,864      127,000 SH           Defined              127,000
NET 1 UEPS TECHNOLOGIES INC      COM NEW       64107N206    793      103,400 SH           Defined              103,400
PHILIPPINE LONG DISTANCE TEL  SPONSORED ADR    718252604    749       13,000 SH           Defined               13,000
POTASH CORP SASK INC               COM         73755L107  1,920       46,500 SH           Defined               46,500
RAYTHEON CO                      COM NEW       755111507  2,274       47,000 SH           Defined               47,000
ROCK-TENN CO                      CL A         772739207  1,616       28,000 SH           Defined               28,000
SANDISK CORP                       COM         80004C101  1,402       28,500 SH           Defined               28,500
P T TELEKOMUNIKASI INDONESIA  SPONSORED ADR    715684106  1,337       43,500 SH           Defined               43,500
TIM PARTICIPACOES S A         SPONSORED ADR    88706P205    529       20,500 SH           Defined               20,500
VIMPELCOM LTD                 SPONSORED ADR    92719A106  1,799      190,000 SH           Defined              190,000
GRACE W R & CO DEL NEW             COM         38388F108  2,572       56,000 SH           Defined               56,000